BALANCE SHEETS - USD ($)	Mar. 31, 2020	Mar. 31, 2019
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	6,622,109	22,926,529
Other assets	15,088	40,088
ASSETS	6,637,197	22,966,617
LIABILITIES
Accounts payable, accrued expenses and other liabilities	16,000	550,316
Accounts payable affiliates	13,107,778	19,302,918
Capital contributions payable	1,039	44,094
LIABILITIES	13,124,817	19,897,328
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(6,042,833)	3,656,782
General Partner	(444,787)	(587,493)
PARTNERS' CAPITAL (DEFICIT)	(6,487,620)	3,069,289
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	6,637,197	22,966,617
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(754,767)	(754,767)
General Partner	754,767	754,767
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(898,231)	(898,231)
General Partner	898,231	898,231
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,448,362)	(2,448,362)
General Partner	2,448,362	2,448,362
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(224,264)	(224,264)
General Partner	224,264	224,264
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	402,018
Other assets	0	0
ASSETS	0	402,018
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	173,404	577,250
General Partner	(173,404)	(175,232)
PARTNERS' CAPITAL (DEFICIT)	0	402,018
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	402,018
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	219,815	219,815
General Partner	(219,815)	(219,815)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	576,004	554,439
Other assets	0	0
ASSETS	576,004	554,439
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	888,586	867,237
General Partner	(312,582)	(312,798)
PARTNERS' CAPITAL (DEFICIT)	576,004	554,439
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	576,004	554,439
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	6,500,234
Other assets	0	0
ASSETS	0	6,500,234
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	133,264	6,641,679
General Partner	(133,264)	(141,445)
PARTNERS' CAPITAL (DEFICIT)	0	6,500,234
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	6,500,234
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	690,605
Other assets	0	0
ASSETS	0	690,605
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	275,140	965,536
General Partner	(275,140)	(274,931)
PARTNERS' CAPITAL (DEFICIT)	0	690,605
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	690,605
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	157,446	196,944
Other assets	0	0
ASSETS	157,446	196,944
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	3,105,875	3,076,835
Capital contributions payable	785	785
LIABILITIES	3,106,660	3,077,620
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,581,075)	(2,513,222)
General Partner	(368,139)	(367,454)
PARTNERS' CAPITAL (DEFICIT)	(2,949,214)	(2,880,676)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	157,446	196,944
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(883,119)	(883,119)
General Partner	883,119	883,119
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	1,953,570
Other assets	0	25,000
ASSETS	0	1,978,570
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	25,000
LIABILITIES	0	25,000
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	353,529	2,313,293
General Partner	(353,529)	(359,723)
PARTNERS' CAPITAL (DEFICIT)	0	1,953,570
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	1,978,570
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	193,203	272,226
Other assets	0	0
ASSETS	193,203	272,226
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	83,511	218,525
Capital contributions payable	0	1,229
LIABILITIES	83,511	219,754
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	514,959	458,311
General Partner	(405,267)	(405,839)
PARTNERS' CAPITAL (DEFICIT)	109,692	52,472
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	193,203	272,226
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	561,941	236,612
Other assets	0	0
ASSETS	561,941	236,612
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	1,099,287
Capital contributions payable	0	0
LIABILITIES	0	1,099,287
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	782,102	(628,268)
General Partner	(220,161)	(234,407)
PARTNERS' CAPITAL (DEFICIT)	561,941	(862,675)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	561,941	236,612
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	148,344	178,285
Other assets	0	0
ASSETS	148,344	178,285
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	2,445,674	2,689,830
Capital contributions payable	0	0
LIABILITIES	2,445,674	2,689,830
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,973,967)	(2,186,040)
General Partner	(323,363)	(325,505)
PARTNERS' CAPITAL (DEFICIT)	(2,297,330)	(2,511,545)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	148,344	178,285
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	4,395,774
Other assets	0	0
ASSETS	0	4,395,774
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	223,088	4,633,841
General Partner	(223,088)	(238,067)
PARTNERS' CAPITAL (DEFICIT)	0	4,395,774
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	4,395,774
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	2,541,359
Other assets	0	0
ASSETS	0	2,541,359
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	24,706
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	24,706
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	148,221	2,670,150
General Partner	(148,221)	(153,497)
PARTNERS' CAPITAL (DEFICIT)	0	2,516,653
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	2,541,359
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	205,359	205,359
General Partner	(205,359)	(205,359)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	1,499,106
Other assets	0	0
ASSETS	0	1,499,106
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	188,889	1,702,399
General Partner	(188,889)	(203,293)
PARTNERS' CAPITAL (DEFICIT)	0	1,499,106
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	1,499,106
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	196,043	196,043
General Partner	(196,043)	(196,043)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	193,344
Other assets	0	0
ASSETS	0	193,344
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	9,500
Accounts payable affiliates	0	2,224,213
Capital contributions payable	0	102
LIABILITIES	0	2,233,815
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	216,900	(1,795,123)
General Partner	(216,900)	(245,348)
PARTNERS' CAPITAL (DEFICIT)	0	(2,040,471)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	193,344
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	352,239	246,214
Other assets	0	0
ASSETS	352,239	246,214
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	2,647,829	2,513,609
Capital contributions payable	0	0
LIABILITIES	2,647,829	2,513,609
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,023,466)	(1,995,553)
General Partner	(272,124)	(271,842)
PARTNERS' CAPITAL (DEFICIT)	(2,295,590)	(2,267,395)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	352,239	246,214
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,607,893	1,300,483
Other assets	11,300	11,300
ASSETS	1,619,193	1,311,783
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	0
Capital contributions payable	254	254
LIABILITIES	254	254
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,843,687	1,539,351
General Partner	(224,748)	(227,822)
PARTNERS' CAPITAL (DEFICIT)	1,618,939	1,311,529
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,619,193	1,311,783
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,416,291	414,540
Other assets	0	0
ASSETS	1,416,291	414,540
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	0	168,259
Capital contributions payable	0	0
LIABILITIES	0	168,259
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,723,649	565,339
General Partner	(307,358)	(319,058)
PARTNERS' CAPITAL (DEFICIT)	1,416,291	246,281
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,416,291	414,540
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	321,693	113,020
Other assets	0	0
ASSETS	321,693	113,020
LIABILITIES
Accounts payable, accrued expenses and other liabilities	4,000	0
Accounts payable affiliates	362,671	3,076,825
Capital contributions payable	0	0
LIABILITIES	366,671	3,076,825
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	192,920	(2,696,719)
General Partner	(237,898)	(267,086)
PARTNERS' CAPITAL (DEFICIT)	(44,978)	(2,963,805)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	321,693	113,020
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	859,371	916,581
Other assets	0	0
ASSETS	859,371	916,581
LIABILITIES
Accounts payable, accrued expenses and other liabilities	12,000	516,110
Accounts payable affiliates	2,351,836	2,334,349
Capital contributions payable	0	16,724
LIABILITIES	2,363,836	2,867,183
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,135,758)	(1,577,434)
General Partner	(368,707)	(373,168)
PARTNERS' CAPITAL (DEFICIT)	(1,504,465)	(1,950,602)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	859,371	916,581
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	427,684	321,175
Other assets	3,788	3,788
ASSETS	431,472	324,963
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable affiliates	2,110,382	1,901,186
Capital contributions payable	0	0
LIABILITIES	2,110,382	1,901,186
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,399,379)	(1,297,719)
General Partner	(279,531)	(278,504)
PARTNERS' CAPITAL (DEFICIT)	(1,678,910)	(1,576,223)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 431,472	$ 324,963